VANECK GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.7%
Australia: 4.7%
Allkem Ltd. *	988,749	$7,920,968
Ecograf Ltd. * †	1,590,781	187,693
Glencore Plc (GBP)	6,054,900	34,841,198
Jervois Global Ltd. * †	5,836,057	259,744
		43,209,603
Brazil: 3.3%
Vale SA (ADR)	1,615,900	25,498,902
Yara International ASA (NOK)	106,000	4,606,820
		30,105,722
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) * †	4,215,800	1,122,965
Canada: 9.9%
Agnico Eagle Mines Ltd. (USD)	286,906	14,623,599
Alamos Gold, Inc. (USD)	772,600	9,448,898
Barrick Gold Corp. (USD)	1,024,945	19,033,229
Euro Manganese, Inc. (AUD) *	2,305,872	339,207
Franco-Nevada Corp. (USD)	105,400	15,367,320
Kinross Gold Corp. (USD)	2,406,400	11,334,144
Nouveau Monde Graphite, Inc. (USD) *	196,400	1,007,532
Nutrien Ltd. (USD)	268,371	19,819,198
		90,973,127
China: 1.2%
PetroChina Co. Ltd. (HKD)	19,080,000	11,271,205
Finland: 0.7%
Neste Oyj	125,600	6,205,127
Ghana: 1.1%
Kosmos Energy Ltd. (USD) *	1,342,000	9,984,480
Italy: 2.7%
Eni SpA †	1,334,200	18,607,239
Saras SpA *	4,254,800	6,611,195
		25,218,434
Netherlands: 1.8%
OCI NV	502,535	17,035,855
Norway: 2.6%
Equinor ASA (ADR)	501,600	14,260,488
FREYR Battery SA (USD) * †	703,900	6,257,671
FREYR Battery SA (USD) * ø	350,000	3,111,500
		23,629,659
South Africa: 3.7%
Anglo American Plc (GBP)	698,000	23,216,519
Sibanye Stillwater Ltd. (ADR) †	1,328,600	11,053,952
		34,270,471
Spain: 2.2%
Repsol SA	1,255,600	19,308,443
Soltec Power Holdings SA *	131,800	870,254
		20,178,697
Turkey: 0.6%
Eldorado Gold Corp. (USD) *	563,900	5,842,004
	Number of Shares	Value
United Kingdom: 5.3%
Endeavour Mining Plc (CAD) †	492,800	$11,876,061
Shell Plc (ADR)	345,300	19,868,562
TechnipFMC Plc (USD) *	1,292,100	17,637,165
		49,381,788
United States: 54.5%
5E Advanced Materials, Inc. * †	152,900	828,718
Array Technologies, Inc. * †	441,500	9,660,020
Baker Hughes Co.	490,900	14,167,374
Benson Hill, Inc. * †	546,300	628,245
Bunge Ltd.	272,800	26,057,856
ChampionX Corp.	367,300	9,964,849
Chart Industries, Inc. * †	111,734	14,011,444
Chesapeake Energy Corp. †	168,300	12,797,532
Chevron Corp.	59,100	9,642,756
ConocoPhillips	211,541	20,986,983
Corteva, Inc.	400,366	24,146,073
Darling Ingredients, Inc. *	128,100	7,481,040
Devon Energy Corp.	150,032	7,593,120
Diamondback Energy, Inc.	104,468	14,120,940
Enphase Energy, Inc. *	69,200	14,551,376
EQT Corp.	435,500	13,896,805
EVgo, Inc. * †	342,700	2,669,633
Excelerate Energy, Inc.	231,900	5,134,266
FMC Corp.	80,531	9,835,251
Freeport-McMoRan, Inc.	606,400	24,807,824
Halliburton Co.	477,100	15,095,444
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	147,775	4,226,365
Hess Corp.	192,600	25,488,684
Kirby Corp. *	195,400	13,619,380
Liberty Energy, Inc.	737,150	9,442,891
Marathon Oil Corp.	407,600	9,766,096
Mosaic Co.	209,600	9,616,448
MP Materials Corp. * †	357,800	10,086,382
Newmont Corp.	369,055	18,091,076
Ormat Technologies, Inc. †	177,240	15,024,635
PDC Energy, Inc.	153,500	9,851,630
Piedmont Lithium, Inc. * †	155,800	9,355,790
Pioneer Natural Resources Co.	40,888	8,350,965
Schlumberger NV	327,400	16,075,340
SolarEdge Technologies, Inc. *	102,600	31,185,270
Solid Power, Inc. * †	95,400	287,154
Stem, Inc. * †	955,132	5,415,598
Stem, Inc. * ø	362,000	2,029,010
Union Pacific Corp.	27,100	5,454,146
Valero Energy Corp.	297,100	41,475,160
		502,919,569
Zambia: 3.3%
First Quantum Minerals Ltd. (CAD) †	1,330,500	30,587,225
Total Common Stocks (Cost: $702,210,390)		901,935,931

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VANECK GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
WARRANTS: 0.0%
Norway: 0.0%
FREYR Battery SA, USD 11.50, exp. 09/01/27	120,350	$344,201
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	74,875	6,522
Total Warrants (Cost: $216,757)		350,723

MONEY MARKET FUND: 3.2% (Cost: $29,471,044)
Invesco Treasury Portfolio - Institutional Class	29,471,044	29,471,044

Total Investments Before Collateral for Securities Loaned: 100.9% (Cost: $731,898,191)		931,757,698
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.7%
Money Market Fund: 3.7% (Cost: $33,819,311)
State Street Navigator Securities Lending Government Money Market Portfolio	33,819,311	$33,819,311
Total Investments: 104.6% (Cost: $765,717,502)		965,577,009
Liabilities in excess of other assets: (4.6)%		(42,358,264)
NET ASSETS: 100.0%		$923,218,745

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $95,290,290.
ø	Restricted Security – the aggregate value of restricted securities is $5,140,510, or 0.6% of net assets

Restricted securities held by the Fund as of March 31, 2023 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
FREYR Battery SA	07/06/2021	350,000	$3,500,000	$3,111,500	0.4%
Stem, Inc.	04/28/2021	362,000	3,620,000	2,029,010	0.2%
			$7,120,000	$5,140,510	0.6%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas	38.7%	$361,399,611
Base & Industrial Metals	18.2	170,060,668
Agriculture	12.8	119,233,308
Gold & Precious Metals	12.6	116,670,283
Renewables & Alternatives	11.0	101,837,814
Industrials & Utilities	3.5	33,084,970
Taxable Treas/Repo-MMkt	3.2	29,471,044
	100.0%	$931,757,698
2